LAND USE RIGHTS	12 Months Ended
Dec. 31, 2021
LAND USE RIGHTS
LAND USE RIGHTS

13.         LAND USE RIGHTS

The Company’s land use rights are under medium-term leases in the PRC, and are analyzed for reporting purposes as follows:

	2021	2020
	RMB’000	RMB’000
Cost
At the beginning of the year	—	32,619
Impact on initial application of HKFRS 16 (Note 2.6)	—	(32,619)
At end of the year	—	—

Accumulated amortization
At beginning of the year	—	(4,649)
Amortization	—	—
Impact on initial application of HKFRS 16 (Note 2.6)	—	4,649
At end of the year	—	—

Impairment
At beginning of the year	—	(27,970)
Impact on initial application of HKFRS 16 (Note 2.6)	—	27,970
At end of the year	—	—

Carrying amount
At December 31, 2021 and 2020	—	—

No land use rights of the Company were pledged to the banks as securities for the Company’s interest-bearing bank borrowings at December 31, 2021 and 2020. At the end of the reporting period, the Company assessed the recoverable amount of land use right, and determined that carrying amount was nil (2020: nil). The carrying amounts of land used rights were reclassified to right-of-use assets to conform to IFRS 16.

During the year ended December 31, 2021, Hengdali subleased all its land and buildings. The cost, accumulated depreciation and impairment of land and buildings were reclassified to investment property. The net effect on the consolidated balance sheet was nil.